SUPPLIER FINANCE PROGRAMS (Tables)	6 Months Ended
Jun. 30, 2025
SUPPLIER FINANCE PROGRAMS
Schedule of carrying amount of liabilities that are part of supplier finance arrangements

	As of December 31, 2024	As of June 30, 2025
	VND million	VND million	USD
Presented as trade payables
Opening balance	—	240,318	9,592,767
Added during the period	240,318	973,917	38,875,818
Settled during the period	—	(278,315)	(11,109,492)
Ending balance	240,318	935,920	37,359,093
In which:
Suppliers have subsequently received payment	64,230	343,250	13,701,501

Schedule of range of payment due dates and the interest charged

	As of December 31, 2024	As of June 30, 2025
Liabilities that are part of the arrangement	Less than 180 days	Less than 180 days
Interest charged under the arrangement	9.94%	9.64%